GJ MINERAL PROPERTY - Discontinued Operations & Disposal (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
GJ MINERAL PROPERTY
Costs incurred to prepare property for sale	$ 355,000
Gain on sale of mineral property	$ 4,118,000